Note 7 - Related Party Transactions	9 Months Ended
Sep. 30, 2014
Notes
Note 7 - Related Party Transactions

NOTE 7 – Related Party Transactions

During the nine months ended September 30, 2014, related party transactions included:

(1) Payment of $60,000 to a director who was our former Chief Scientific Officer as the final installment of the $120,000 buy-out of his contract negotiated during fiscal 2013.

(2) Compensation of $23,175 paid to our former CFO for the three months ended March 31, 2014.

(3) Issuance to a director of the Company of 750,000 options exercisable into 750,000 restricted shares of the Company's common stock at an exercise price of $0.81 per share. These options have a five year term, vested on grant date, and were recorded as compensation expense of $449,766 based on a Black-Scholes options pricing model valuation.

(4) Amortization expense entries totaling $173,746 for the nine month period ended September 30, 2014 were made regarding an option grant to a director of 1,000,000 options exercisable into 1,000,000 shares which had been granted during fiscal 2013. Although these options will only vest the Company's stock price increases to $1.00 per share on or after October 4, 2014, it is a requirement of generally accepted accounting principles ('GAAP') that these options must be amortized over the 'service period' prior to vesting, which has been estimated at 2.5 years. In the event that conditions are not met which trigger the vesting of the options, GAAP stipulates an add-back of these amortization costs should be executed.

(5) Amortization expense entries totaling $173,746 for the nine month period ended September 30, 2014 were made regarding an option grant to our CEO of 1,000,000 options exercisable into 1,000,000 shares which had been granted during fiscal 2013. Although these options will only vest the Company's stock price increases to $1.00 per share on or after October 4, 2014, it is a requirement of generally accepted accounting principles ('GAAP') that these options must be amortized over the 'service period' prior to vesting, which has been estimated at 2.5 years. In the event that conditions are not met which trigger the vesting of the options, GAAP stipulates an add-back of these amortization costs should be executed.

(6) Our CEO; former VP/COO; and CFO received: $97,500, $47,613 and $54,290 respectively as wages and contract salary during the nine months ended September 30, 2014.

(7) Our CFO received a signing bonus of 50,000 and earned 25,000 restricted common shares during the nine month period ended September 30, 2014. These shares were expensed at respective costs of: (1) 50,000 shares at $0.80 per share on date of issuance, for aggregate deemed compensation of $40,000; and (2) 25,000 shares at $0.38 per share on date of issuance, for aggregate deemed compensation of $9,500.

(8) Our former VP/COO received a signing bonus of 25,000 restricted shares on May 1, 2014. These shares were expensed at a cost of $0.62 per share on date of issuance, for aggregate deemed compensation of $15,500.

(9) During the nine month period ended September 30, 2014, the Company adopted a 'Form S-8 Plan' under which the Board and CEO were issued 500,000 registered common shares of the Company as compensation. Our CEO received 250,499 shares, and each of our three other Board members received 83,167 shares each. These shares were expensed at a cost of $0.627 per share on date of issuance, for aggregate deemed compensation of $313,500.

At September 30, 2014 the Company had related party accounts payable of $nil; at December 31, 2013 the Company had related party accounts payable of $60,000.